STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary assumptions utilized to calculate fair value of stock options granted
The following assumptions were utilized to calculate the fair value of stock options granted during the nine months ended September?28, 2019:

Nine Months Ended
September 28, 2019
Expected option term	6 years
Expected stock price volatility	27% - 35%?	?
Risk-free interest rate	1.64% - 2.53%?	?
Expected dividend yield	?%?	?
Weighted average fair value at date of grant	$7.67?	?

	Fiscal
	2018	2017	2016
Expected option term	6 years	5 - 6 years	6 years
Expected stock price volatility	35%	30%	30% - 35%
Risk-free interest rate	2.99%	2.05% - 2.18%	1.31% - 1.57%
Expected dividend yield	–%	–%	–%

Summary of the performance based RSUs, RSUs, and DSUs
A summary of the balances of our stock-based compensation plans as of September?28, 2019, and changes during the nine months ended September?28, 2019, is presented below (in thousands, except per share data):

	Stock Options				Performance-Based Restricted Stock Units				Restricted Stock Units				Deferred Stock Units
	Number?ofOptions		Weighted Average Exercise Price		Number?ofRSUs		Weighted Average Grant Date Fair Value		Number?ofRSUs		Weighted Average Grant Date Fair Value		Number?ofDSUs		Weighted Average Grant Date Fair Value
Balance, December 29, 2018	2,889?	?	$6.56?	?	1,411?	?	$31.74?	?	7?	?	$17.00?	?	13?	?	$17.00?	?
Granted	601?	?	23.59?	?	??	?	??	?	338?	?	23.69?	?	10?	?	24.80?	?
Exercised/released	(1,570)	?	1.73?	?	??	?	??	?	(10)	?	17.51?	?	??	?	??	?
Forfeited/expired	(102)	?	20.10?	?	(127)	?	31.74?	?	(26)	?	22.84?	?	??	?	??	?
Balance, September 28, 2019	1,818?	?	$15.62?	?	1,284?	?	$31.74?	?	309?	?	$23.81?	?	23?	?	$20.34?	?

A summary of the performance-based RSUs, RSUs, and DSUs is as follows for the periods indicated (in thousands, except per share data):

	Performance-Based
	Restricted Stock Units		Restricted Stock Units		Deferred Stock Units
		Weighted		Weighted		Weighted
	Number of	Average Grant	Number of	Average Grant	Number of	Average Grant
	RSUs	Date Fair Value	RSUs	Date Fair Value	DSUs	Date Fair Value
Balance, December 30, 2017	—	$—	—	$—	—	$—
Granted	1,426	31.74	7	17.00	13	17.00
Vested	—	—	—	—	—	—
Forfeited/cancelled	(15)	31.74	—	—	—	—
Balance, December 29, 2018	1,411	$31.74	7	$17.00	13	$17.00

Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options

A summary of the stock options is as follows for the periods indicated (in thousands, except per share data):

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average Exercise	Contractual	Intrinsic
	Options	Price	Term (Years)	Value
Balance, December 31, 2015	5,488	$1.27	7.41
Granted	166	50.80
Exercised	(1,564)	0.38
Forfeited/cancelled	(592)	0.73
Expired	—	—
Balance, December 31, 2016	3,498	$4.10	5.99
Granted	77	53.51
Exercised	(156)	0.65
Forfeited/cancelled	(529)	5.71
Expired	(6)	46.63
Balance, December 30, 2017	2,884	$5.22	6.10
Granted	761	18.00
Exercised	(560)	0.47
Forfeited/cancelled	(172)	47.91
Expired	(24)	53.55
Balance, December 29, 2018	2,889	$6.56	6.48	$23,844
Exercisable, December 29, 2018	1,733	$2.36	5.11	$21,596

Non-vested stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options

The following is a summary of our non‑vested stock options for the periods indicated (in thousands, except per share data):

	Shares Under	Weighted
	Outstanding	Average Grant
	Options	Date Fair Value
Non-vested options at January 1, 2018	1,433	$20.02
Granted	761	7.22
Forfeited (1)	(141)	17.83
Vested	(898)	16.94
Non-vested options at December 29, 2018	1,155	$14.25

_________________________

Amount does not include 31,095 of vested stock options cancelled in June 2018.